CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses
Rent expense	$ 12,465
Related Party [Member]
Costs and expenses
Inventory expense	922,148	$ 718,675	$ 567,782
Rent expense	$ 2,643	$ 2,319	$ 6,845